------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

Money Market
Mutual Fund

Prime
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

INSTITUTIONAL CLASS

MARCH 31, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Money Market Mutual Fund -- Institutional Class                              3

  Prime Money Market Mutual Fund -- Institutional Class                        3

  Treasury Money Market Mutual Fund -- Institutional Class                     3

PORTFOLIOS OF INVESTMENTS

  Money Market Mutual Fund                                                     5

  Prime Money Market Mutual Fund                                               9

  Treasury Money Market Mutual Fund                                           12

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         15

  Statements of Operations                                                    16

  Statements of Changes in Net Assets                                         18

  Financial Highlights                                                        20

  Notes to Financial Statements                                               27

  Independent Auditors' Report                                                39

LIST OF ABBREVIATIONS                                                         41

  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Welcome to the 1997 Stagecoach Funds Annual Report.

This Report, dated March 31, 1997, comes to you six months after the previous Annual Report dated September 30, 1996. As we explained in the Shareholder Letter at that time, for administrative reasons, the Stagecoach Funds have shifted their financial year-end to March 31. This change does not otherwise affect the operation, nor does it affect the investment objectives, of the Funds.

The recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve Board acted in March to raise rates by 0.25%. The Fed's action capped a six month period which showed only modest total return for the fixed-income market.

The equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its January high. While this environment offered some challenges, we feel that much of the "bad news" has been greatly exaggerated. For example, the S&P 500 Index still enjoyed a 1997 year-to-date return through March 31 of 2.69%. The positive return for the six-month period ended March 31, 1997 was 11.24%. The news is similar concerning the further market correction that occurred after the reporting period. As of early May, the market had recouped much of its March and April losses.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investor dollars sought their greater security and reduced volatility. Various sectors such as technology and finance stocks have fluctuated acutely in recent months. Value stocks have outperformed growth stocks, in contrast to recent years.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages discuss what factors have affected the returns for the Stagecoach Funds during the reporting period. These commentaries were written for you -- our shareholders -- as part of the Stagecoach Funds commitment to education, information and service as we help you meet your financial goals.

STAGECOACH FUNDS
MAY 1997

                                                           ---------------------
                                                                               1
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---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS
PRIME MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS
TREASURY MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS

WHAT WERE THE SEVEN-DAY CURRENT YIELDS AS OF MARCH 31, 1997?

Seven-day current yields for the Funds for the period ended March 31, 1997 and for the period ended September 30, 1996, are as follows:

                                MARCH 31,  SEPT. 30,
FUND                                 1997       1996
----------------------------------------------------
Money Market Mutual Fund            4.80%      4.88%
Prime MMMF                          5.32%      5.29%
Treasury MMMF                       5.28%      5.10%

THE FEDERAL FUNDS TARGET RATE, SET BY THE FEDERAL RESERVE, IS THE GREATEST INFLUENCE ON MONEY MARKET YIELDS. THE RATE REMAINED UNCHANGED THROUGHOUT MOST OF THE YEAR AND YET MONEY MARKET YIELDS FLUCTUATED. WHY?

There are a number of reasons. If the economy is expected to grow rapidly, rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snap shot" of current yields. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information.

WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUNDS? HOW HAS IT CHANGED DURING THE PERIOD?

Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a Fund's sensitivity to interest rate changes. Funds with longer maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturity for this Fund has been fairly steady and in the short-to-intermediate range.

SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

The Federal Reserve has rarely effected only a single increase when changing monetary policy, so additional increases are likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely.

                                                           ---------------------

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---------------------
4

                                                        MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 11.40%
$50,000,000  Barclays Bank Plc                                    5.79 %        01/16/98   $   49,995,212
100,000,000  Canadian Imperial Holdings Inc                       5.32          04/22/97       99,998,293
 54,000,000  Commerzbank Finance Inc                              5.39          05/30/97       53,999,521
100,000,000  Commerzbank Finance Inc                              5.80          01/15/98      100,022,745
  7,000,000  Societe Generale (Yankee)                            5.72          10/20/97        7,004,260
 50,000,000  Societe Generale (Yankee)                            5.74          10/27/97       50,013,640
 50,000,000  Societe Generale (Yankee)                            5.79          01/13/98       49,990,425
100,000,000  Societe Generale (Yankee)                            5.81          01/13/98       99,990,425
100,000,000  Union Bank of California                             5.50          04/28/97      100,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  611,014,521

             COMMERCIAL PAPER - 65.34%
$75,000,000  Abbey National North America                         5.46 %(F)     04/02/97   $   74,988,625
100,000,000  ABN-Ambro North America Finance Inc                  5.34 (F)      04/08/97       99,896,167
 50,000,000  ABN-Ambro North America Finance Inc                  5.35 (F)      04/15/97       49,895,972
 50,000,000  ABN-Ambro North America Finance Inc                  5.50 (F)      12/08/97       48,082,639
 60,000,000  American Express Corp                                5.32 (F)      05/12/97       59,636,467
 50,000,000  American Express Corp                                5.35 (F)      09/19/97       48,729,375
 20,000,000  ANZ Delaware Inc                                     5.31 (F)      04/03/97       19,994,100
 50,000,000  Asset Securitization Cooperative Corp++              5.27 (F)      05/19/97       49,648,667
 75,000,000  Asset Securitization Cooperative Corp++              5.31 (F)      04/10/97       74,900,438
 27,000,000  Asset Securitization Cooperative Corp++              5.35 (F)      04/15/97       26,943,825
 30,000,000  Asset Securitization Cooperative Corp++              5.40 (F)      04/16/97       29,932,500
 75,000,000  Bankers Trust New York Corp                          5.35 (F)      08/15/97       73,484,167
 40,000,000  Bankers Trust New York Corp                          5.47 (F)      11/25/97       38,553,489
 42,045,000  Barclays US Funding Corp                             5.62 (F)      04/11/97       41,979,363
 25,000,000  Cargill Inc                                          5.29 (F)      05/13/97       24,845,708
 40,000,000  CC USA Inc++                                         5.28 (F)      04/21/97       39,882,667
 25,000,000  Ciesco LP++                                          5.27 (F)      04/14/97       24,952,424
 35,000,000  Ciesco LP++                                          5.30 (F)      05/12/97       34,788,736
 50,000,000  Ciesco LP++                                          5.33 (F)      05/22/97       49,622,458
100,000,000  CIT Group Holdings Inc                               5.26 (F)      04/22/97       99,693,167
 80,000,000  CIT Group Holdings Inc                               5.55 (F)      04/03/97       79,975,333

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  CIT Group Holdings Inc                               5.60 %(F)     12/23/97   $   49,951,530
 40,000,000  Corporate Asset Funding Co Inc++                     5.30 (F)      05/15/97       39,740,889
 20,000,000  Corporate Asset Funding Co Inc++                     5.59 (F)      04/29/97       19,913,044
 40,000,000  Corporate Asset Funding Co Inc++                     5.60 (F)      05/06/97       39,782,222
 45,000,000  Corporate Receivables Corp++                         5.34 (F)      04/08/97       44,953,275
 75,000,000  Corporate Receivables Corp++                         5.34 (F)      04/14/97       74,855,375
 40,000,000  Corporate Receivables Corp++                         5.35 (F)      04/03/97       39,988,178
 50,000,000  Corporate Receivables Corp++                         5.60 (F)      05/06/97       49,727,778
 50,000,000  Du Pont Corp                                         5.29 (F)      05/07/97       49,735,500
 50,000,000  Du Pont Corp                                         5.29 (F)      05/12/97       49,698,764
 17,000,000  Du Pont Corp                                         5.30 (F)      05/06/97       16,912,403
 75,000,000  Ford Motor Credit Corp                               5.28 (F)      04/18/97       74,813,000
150,000,000  Ford Motor Credit Corp                               5.34 (F)      05/01/97      149,332,500
 75,000,000  General Electric Capital Corp                        5.33 (F)      04/28/97       74,700,188
100,000,000  General Electric Capital Corp                        5.33 (F)      05/05/97       99,496,611
 32,000,000  Glaxo Holdings Plc                                   5.27 (F)      05/27/97       31,737,671
 20,000,000  Glaxo Holdings Plc                                   5.35 (F)      04/17/97       19,952,444
 75,000,000  Goldman Sachs & Co                                   5.30 (F)      04/07/97       74,933,750
100,000,000  Goldman Sachs & Co                                   5.55 (F)      04/04/97       99,953,750
 66,356,000  Greenwich Asset Funding Inc++                        5.35 (F)      04/28/97       66,089,747
 35,081,000  Greenwich Asset Funding Inc++                        5.36 (F)      04/07/97       35,049,661
 20,000,000  Greenwich Asset Funding Inc++                        5.38 (F)      05/30/97       19,823,656
 50,000,000  Household Finance Corp                               5.46 (F)      05/28/97       50,000,000
125,000,000  Merrill Lynch & Co                                   5.30 (F)      05/14/97      124,208,681
 50,000,000  Merrill Lynch & Co                                   5.33 (F)      04/04/97       49,977,792
 70,000,000  Merrill Lynch & Co                                   6.75 (F)      04/01/97       70,000,000
100,000,000  National Australia Funding Inc                       5.34 (F)      04/16/97       99,777,500
 29,375,000  Prefco Corp                                          5.34 (F)      05/13/97       29,191,994
 45,000,000  Preferred Receivables Funding Corp                   5.46 (F)      04/21/97       44,863,500
 51,274,000  Receivables Capital Corp++                           5.35 (F)      05/13/97       50,953,965
 70,000,000  Receivables Capital Corp++                           5.36 (F)      04/15/97       69,854,089
 25,000,000  Riverwoods Funding Corp                              5.25 (F)      04/25/97       24,912,500
 35,000,000  Riverwoods Funding Corp                              5.34 (F)      04/16/97       34,922,125
 46,000,000  RTZ America Inc++                                    5.27 (F)      04/14/97       45,912,459
 50,000,000  RTZ America Inc++                                    5.29 (F)      04/09/97       49,941,222
 50,000,000  RTZ America Inc++                                    5.29 (F)      04/18/97       49,875,097
 58,400,000  Sheffield Receivables Corp++                         5.33 (F)      04/10/97       58,322,182

------------------------
6

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Sweden (Kingdom of)                                  5.44 %(F)     11/28/97   $   48,179,111
 47,000,000  Transamerica Corp                                    5.32 (F)      04/01/97       47,000,000
100,000,000  Unifunding Corp                                      5.34 (F)      05/09/97       99,436,333
100,000,000  Walt Disney Co                                       5.35 (F)      07/07/97       98,558,472
 18,000,000  WCP Funding Inc++                                    5.35 (F)      04/14/97       17,965,225
 25,000,000  WCP Funding Inc++                                    5.35 (F)      04/15/97       24,947,983
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,500,368,453

             CORPORATE SHORT-TERM NOTES - 7.09%
$100,000,000 Bankers Trust New York Corp                          5.60 %        11/07/97   $   99,932,310
100,000,000  Comercial Bank of Detroit                            5.34          02/05/98       99,932,370
 95,000,000  FCC National Bank                                    5.62          02/20/98       94,954,068
 85,000,000  First Bank N.A.                                      5.39          03/06/98       84,960,050
                                                                                           --------------
             TOTAL CORPORATE SHORT-TERM NOTES                                              $  379,778,798

             SHORT-TERM FEDERAL AGENCIES - 1.87%
$100,000,000 Federal National Mortgage Assoc                      5.56 %        11/21/97   $   99,951,600

             VARIABLE AND FLOATING RATE BONDS - 7.87%
$50,000,000  Abbey National North America                         5.32 %        05/21/97   $   49,993,024
 50,000,000  Abbey National North America                         5.43          07/17/97       49,965,650
 50,000,000  American Express Co                                  5.41          01/09/98       50,000,000
 47,000,000  Federal Home Loan Bank                               5.58          08/08/97       46,968,298
125,000,000  PNC Funding Corp                                     5.34          05/15/97      124,907,600
100,000,000  Sony Capital Corp                                    5.51          09/04/97      100,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  421,834,572

             U.S. TREASURY BILLS - 1.87%
$100,000,000 U.S. Treasury Bills                                  4.98 %(F)     04/03/97   $   99,971,181

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 4.93%
$149,693,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $  149,693,000
 33,761,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97       33,761,000
 56,309,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97       56,309,000
 24,466,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97       24,466,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  264,229,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $5,377,148,125)* (Note 1)                         100.37%               $5,377,148,125
              Other Assets and Liabilities, Net                        (0.37)                  (19,887,547)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $5,357,260,578
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
8

                                                  PRIME MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 16.30%
$60,000,000  Commerzbank Finance Inc                              5.80 %        01/15/98   $   60,013,647
 30,000,000  Deutsche Bank (Yankee)                               6.11          07/11/97       30,000,000
 25,000,000  Huntington National Bank                             5.33          04/14/97       25,000,000
 40,000,000  Northern Trust Co                                    5.50          11/21/97       40,000,000
 30,000,000  Societe Generale (Yankee)                            6.09          07/30/97       30,000,000
 50,000,000  Union Bank of California                             6.00          04/04/97       50,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  235,013,647

             COMMERCIAL PAPER - 45.48%
$50,000,000  Asset Securitization Cooperative Corp++              5.34 %(F)     04/14/97   $   49,903,583
 10,000,000  Associates Corp of North America                     5.32 (F)      09/25/97        9,738,433
 12,000,000  CC USA Inc++                                         5.29 (F)      05/27/97       11,901,253
  7,000,000  CC USA Inc++                                         5.29 (F)      08/26/97        6,848,794
 25,000,000  Ciesco LP                                            5.30 (F)      04/03/97       24,992,639
 20,000,000  CIT Group Holdings Inc                               5.26 (F)      04/22/97       19,938,633
 30,000,000  Corporate Asset Funding Co Inc++                     5.25 (F)      04/04/97       29,986,875
 50,000,000  Daimler Benz North America Corp                      5.27 (F)      07/21/97       49,187,542
 60,000,000  General Electric Capital Corp                        5.33 (F)      04/28/97       59,760,150
 40,000,000  Goldman Sachs & Co                                   5.34 (F)      05/28/97       39,661,800
 25,000,000  IBM Credit Corp                                      5.30 (F)      04/04/97       24,988,958
 25,000,000  Merrill Lynch & Co                                   5.28 (F)      06/04/97       24,765,333
 45,000,000  Merrill Lynch & Co                                   5.34 (F)      06/06/97       44,559,450
 18,800,000  Prefco Corp                                          5.27 (F)      04/25/97       18,733,949
 55,000,000  Receivables Capital Corp++                           5.36 (F)      04/15/97       54,885,356
 50,000,000  Reed Elsevier Inc++                                  5.33 (F)      05/13/97       49,689,083
 15,000,000  Riverwoods Funding Corp                              5.34 (F)      04/16/97       14,966,625
 37,000,000  Sweden (Kingdom of)                                  5.34 (F)      07/29/97       36,346,888
 30,000,000  Swedish Export Credit Corp                           5.34 (F)      05/14/97       29,808,650
 55,000,000  Transamerica Financial Corp                          5.33 (F)      04/22/97       54,828,998
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $  655,492,992

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 8.68%
$60,000,000  Barclays Bank Plc                                    5.62 %        02/20/98   $   59,970,990
 30,000,000  Beta Finance Inc                                     5.80          01/15/98       30,000,000
 35,000,000  Society National Bank                                6.13          11/21/97       35,106,619
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $  125,077,609

             FEDERAL AGENCIES - 1.02%
$15,000,000  Federal Farm Credit Bank                             5.54 %        08/19/97   $   14,694,917

             VARIABLE AND FLOATING RATE BONDS - 20.80%
$60,000,000  Abbey National North America                         5.61 %        10/10/97   $   59,959,386
 60,000,000  Bankers Trust New York Corp                          5.60          11/20/97       59,973,576
 50,000,000  CIT Group Holdings Inc                               5.58          11/20/97       49,961,300
 50,000,000  Federal Farm Credit Bank                             5.54          11/06/97       49,971,000
 30,000,000  First Bank of North Dakota                           5.38          12/17/97       29,978,868
 50,000,000  PNC Bank Corp                                        5.34          07/02/97       49,960,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  299,804,130

             REPURCHASE AGREEMENTS - 7.60%
$72,419,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $   72,419,000
  7,151,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97        7,151,000
 15,000,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97       15,000,000
 15,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97       15,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  109,570,000

------------------------
10

                                                  PRIME MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,439,653,295)* (Note 1)                          99.88%               $1,439,653,295
              Other Assets and Liabilities, Net                         0.12                     1,690,522
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,441,343,817
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 58.94%
             U.S. TREASURY BILLS - 33.69%
$215,000,000 U.S. Treasury Bills                                  4.94 %(F)     04/17/97   $  214,501,267
195,000,000  U.S. Treasury Bills                                  4.98 (F)      04/03/97      194,942,419
 75,000,000  U.S. Treasury Bills                                  5.14 (F)      05/01/97       74,685,000
 30,000,000  U.S. Treasury Bills                                  5.18 (F)      05/15/97       29,817,400
100,000,000  U.S. Treasury Bills                                  5.20 (F)      05/29/97       99,184,778
                                                                                           --------------
                                                                                           $  613,130,864

             U.S. TREASURY NOTES - 25.25%
$29,600,000  U.S. Treasury Notes                                  5.50 %        09/30/97   $   29,608,025
 50,000,000  U.S. Treasury Notes                                  5.63          06/30/97       49,955,366
183,900,000  U.S. Treasury Notes                                  5.88          07/31/97      184,193,206
135,000,000  U.S. Treasury Notes                                  6.50          05/15/97      135,144,139
 59,850,000  U.S. Treasury Notes                                  7.88          01/15/98       60,773,240
                                                                                           --------------
                                                                                           $  459,673,976
             TOTAL U.S. TREASURY SECURITIES                                                $1,072,804,840
             (Cost $1,072,804,840)

------------------------
12

                                               TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 41.17%
$172,575,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $  172,575,000
187,452,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97      187,452,000
232,766,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97      232,766,000
156,530,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97      156,530,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  749,323,000
             (Cost $749,323,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,822,127,840)* (Note 1)                         100.11%               $1,822,127,840
              Other Assets and Liabilities, Net                        (0.11)                   (1,936,332)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,820,191,508
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
14

                              STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                                         PRIME           TREASURY
                                               MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                MUTUAL FUND        MUTUAL FUND        MUTUAL FUND
-------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (includes repurchase
    agreements of $749,323,000 for the
    Treasury Money Market Mutual Fund)       $5,377,148,125     $1,439,653,295     $1,822,127,840
  Cash                                                1,209              1,043              1,484
Receivables:
  Interest                                       13,485,487          9,546,939          6,944,677
Organization expenses, net of
  amortization                                       22,529             47,805            114,138
Prepaid expenses                                    239,896            199,837            446,262
TOTAL ASSETS                                  5,390,897,246      1,449,448,919      1,829,634,401
LIABILITIES
Payables:
  Distribution to shareholders                   19,498,486          5,867,709          6,609,856
  Due to sponsor and distributor (Note
    2)                                            2,651,988            400,531            512,522
  Due to adviser (Note 2)                        11,158,762          1,595,466          1,919,921
  Other                                             327,432            241,396            400,594
TOTAL LIABILITIES                                33,636,668          8,105,102          9,442,893

TOTAL NET ASSETS
                                             $5,357,260,578     $1,441,343,817     $1,820,191,508
NET ASSETS CONSIST OF:
  Paid-in capital                            $5,358,875,881     $1,441,486,118     $1,820,190,491
  Undistributed net realized gain (loss)
    on investments                               (1,615,303)          (142,301)             1,017
TOTAL NET ASSETS                             $5,357,260,578     $1,441,343,817     $1,820,191,508
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $4,640,147,686     $  277,043,797     $   66,486,164
Shares outstanding - Class A                  4,640,420,884        277,132,958         66,507,745
Net asset value and offering price per
  share - Class A                            $         1.00     $         1.00     $         1.00
Net assets - Class E                                    N/A                N/A     $  820,657,027
Shares outstanding - Class E                            N/A                N/A        820,657,027
Net asset value and offering price per
  share - Class E                                       N/A                N/A     $         1.00
Net assets - Institutional Class             $    9,331,703     $  538,194,693     $  449,647,328
Shares outstanding - Institutional Class          9,322,837        538,324,527        449,775,318
Net asset value and offering price per
  share - Institutional Class                $         1.00     $         1.00     $         1.00
Net assets - Class S/Service Class           $  707,781,189     $  626,105,327     $  483,400,989
Shares outstanding - Class S/Service
  Class                                         707,819,915        626,274,744        483,415,134
Net asset value and offering price per
  share - Class S/Service Class              $         1.00     $         1.00     $         1.00
INVESTMENT AT COST                           $5,377,148,125     $1,439,653,295     $1,822,127,840
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                  MONEY MARKET MUTUAL FUND
                                             -----------------------------
                                              FOR THE SIX     FOR THE NINE
                                             MONTHS ENDED     MONTHS ENDED
                                                MARCH 31,        SEPT. 30,
                                                     1997             1996
--------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $134,418,916     $157,416,270
TOTAL INVESTMENT INCOME                       134,418,916      157,416,270
EXPENSES (NOTE 2)
  Advisory fees                                 9,835,346       11,593,678
  Administration fees                             980,282          872,577
  Custody fees                                    414,360          489,652
  Shareholder servicing fees                    7,194,978        8,436,247
  Portfolio accounting fees                       522,389          625,939
  Transfer agency fees                          1,687,292        1,927,196
  Distribution fees                             3,097,961        4,067,866
  Amortization of organization expenses             8,108           12,191
  Legal and audit fees                            261,415          388,102
  Registration fees                               328,411          242,858
  Directors' fees                                   2,490            3,743
  Shareholder reports                             124,483          187,179
  Other                                            54,331           50,607
TOTAL EXPENSES                                 24,511,846       28,897,835
Less:
  Waived fees and reimbursed expenses          (3,603,285)      (3,884,553)
Net Expenses                                   20,908,561       25,013,282
NET INVESTMENT INCOME                         113,510,355      132,402,988

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                   215,989          740,929
NET GAIN (LOSS) ON INVESTMENTS                    215,989          740,929
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $113,726,344     $133,143,917
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
16

                                                        STATEMENTS OF OPERATIONS

                                               PRIME MONEY MARKET MUTUAL     TREASURY MONEY MARKET MUTUAL
                                                                    FUND                             FUND
                                             ---------------------------     ----------------------------
                                             FOR THE SIX                     FOR THE SIX
                                                  MONTHS         FOR THE          MONTHS          FOR THE
                                                   ENDED      YEAR ENDED           ENDED       YEAR ENDED
                                               MARCH 31,       SEPT. 30,       MARCH 31,        SEPT. 30,
                                                    1997            1996            1997             1996
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                 $41,277,920     $76,400,197     $48,772,796     $105,450,049
TOTAL INVESTMENT INCOME                       41,277,920      76,400,197      48,772,796      105,450,049
EXPENSES (NOTE 2)
    Advisory fees                              1,880,042       3,399,237       2,270,318        4,516,348
    Administration fees                          400,123       1,230,872         483,198        1,745,759
    Custody fees                                 125,587         159,830         151,657          252,183
    Shareholder servicing fees                 1,046,569       3,335,692       1,345,644        4,608,283
    Portfolio accounting fees                    180,938          20,916         212,691                0
    Transfer agency fees                         283,831          43,131         285,007           82,755
    Distribution fees                             70,734          62,301          60,389           13,064
    Amortization of organization
      expenses                                     6,832               0          12,694            7,954
    Legal and audit fees                          18,800          39,536          16,408           47,635
    Registration fees                            115,588         134,969         209,163          218,636
    Directors' fees                                2,300           2,912           6,201            2,910
    Shareholder reports                            8,400               0           8,269           12,326
    Other                                         12,166         115,064           6,682           63,074
TOTAL EXPENSES                                 4,151,910       8,544,460       5,068,321       11,570,927
  Less:
    Waived fees and reimbursed expenses       (1,159,325)     (2,901,214)     (1,401,326)      (4,051,564)
  Net Expenses                                 2,992,585       5,643,246       3,666,995        7,519,363
NET INVESTMENT INCOME                         38,285,335      70,756,951      45,105,801       97,930,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
    Net realized gain (loss) on sale of
      investments                                (39,213)              0           1,017           39,272
NET GAIN (LOSS) ON INVESTMENTS                   (39,213)              0           1,017           39,272
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $38,246,122     $70,756,951     $45,106,818     $ 97,969,958
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------
                                                                   FOR THE NINE
                                                FOR THE SIX        MONTHS ENDED             FOR THE
                                               MONTHS ENDED      SEPT. 30, 1996          YEAR ENDED
                                             MARCH 31, 1997                 (1)       DEC. 31, 1995
---------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $  113,510,355     $   132,402,988     $   163,787,562
  Net realized gain (loss) on sale of
    investments                                     215,989             740,929          (1,181,926)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                113,726,344         133,143,917         162,605,636
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (98,818,921)       (113,221,991)       (150,704,682)
    CLASS E                                             N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                            (276,412)            (62,154)                  0
    CLASS S/SERVICE CLASS                       (14,415,022)        (19,122,485)        (13,082,880)
  In excess of net investment income
    CLASS A                                               0                   0                   0
    CLASS E                                             N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                   0                   0                   0
    CLASS S/SERVICE CLASS                                 0                   0                   0
  From realized gain on sale of
    investments
    CLASS A                                               0                   0                   0
    CLASS E                                             N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                   0                   0                   0
    CLASS S/SERVICE CLASS                                 0                   0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A         1,566,360,081       2,061,107,506       2,284,498,553
  Reinvestment of dividends - Class A            93,188,135         111,610,934         146,963,258
  Cost of shares redeemed - Class A            (819,490,109)     (1,266,041,632)     (1,881,800,747)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                         840,058,107         906,676,808         549,661,064
  Proceeds from shares sold - Class E                   N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                   N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                     N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS E                                 N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                           2,187,477          19,474,700                   0
  Reinvestment of dividends -
    Institutional Class                             279,884                   0                   0
  Cost of shares redeemed -
    Institutional Class                         (11,728,408)           (882,494)                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS              (9,261,047)         18,592,206                   0
  Proceeds from shares sold - Class
    S/Service Class                             813,386,639       1,063,771,625       1,211,993,101
  Reinvestment of dividends - Class
    S/Service Class                              14,334,388          19,240,628          10,735,965
  Cost of shares redeemed - Class
    S/Service Class                            (819,204,427)     (1,002,807,161)       (603,630,843)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS S/SERVICE CLASS             8,516,600          80,205,092         619,098,223
INCREASE (DECREASE) IN NET ASSETS               839,529,649       1,006,211,393       1,167,577,361
NET ASSETS:
  Beginning net assets                        4,517,730,929       3,511,519,536       2,343,942,175
  ENDING NET ASSETS                          $5,357,260,578     $ 4,517,730,929     $ 3,511,519,536
---------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.
The accompanying notes are an integral part of these financial statements.

---------------------
18

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                      PRIME MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                 FOR THE SIX             FOR THE             FOR THE
                                                MONTHS ENDED          YEAR ENDED          YEAR ENDED
                                              MARCH 31, 1997      SEPT. 30, 1996      SEPT. 30, 1995
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $    38,285,335     $    70,756,951     $    31,628,024
  Net realized gain (loss) on sale of
    investments                                      (39,213)                  0                   0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   38,246,122          70,756,951          31,628,024
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (7,008,067)        (14,569,914)                  0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                          (13,890,812)        (21,372,473)           (299,809)
    CLASS S/SERVICE CLASS                        (17,386,456)        (34,814,564)        (31,328,215)
  In excess of net investment income
    CLASS A                                                0             (17,515)                  0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                    0             (29,352)                  0
    CLASS S/SERVICE CLASS                                  0             (56,259)                  0
  From realized gain on sale of
    investments
    CLASS A                                                0                   0                   0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                    0                   0                   0
    CLASS S/SERVICE CLASS                                  0                   0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            332,738,149         831,565,415                   0
  Reinvestment of dividends - Class A                240,495             916,433                   0
  Cost of shares redeemed - Class A             (320,827,816)       (567,563,822)                  0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            12,150,828         264,918,026                   0
  Proceeds from shares sold - Class E                    N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                    N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                      N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                   N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                        1,593,666,413       5,079,644,286         104,661,000
  Reinvestment of dividends -
    Institutional Class                            1,847,923             176,187                   0
  Cost of shares redeemed -
    Institutional Class                       (1,481,265,875)     (4,686,437,789)        (74,055,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               114,248,461         393,382,684          30,606,000
  Proceeds from shares sold - Class
    S/Service Class                            1,211,666,872       2,007,890,215       8,252,511,223
  Reinvestment of dividends - Class
    S/Service Class                                   90,409             117,361                   0
  Cost of shares redeemed - Class
    S/Service Class                           (1,326,393,380)     (1,881,188,708)     (8,203,819,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS            (114,636,099)        126,818,868          48,692,223
INCREASE (DECREASE) IN NET ASSETS                 11,723,977         785,016,452          79,298,223
NET ASSETS:
  Beginning net assets                         1,429,619,840         644,603,388         565,305,165
  ENDING NET ASSETS                          $ 1,441,343,817     $ 1,429,619,840     $   644,603,388
----------------------------------------------------------------------------------------------------

                                                                    TREASURY MONEY MARKET MUTUAL FUND
                                             --------------------------------------------------------
                                                 FOR THE SIX             FOR THE              FOR THE
                                                MONTHS ENDED          YEAR ENDED           YEAR ENDED
                                              MARCH 31, 1997      SEPT. 30, 1996       SEPT. 30, 1995
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $    45,105,801     $    97,930,686     $     49,027,757
  Net realized gain (loss) on sale of
    investments                                        1,017              39,272                    0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   45,106,818          97,969,958           49,027,757
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (1,327,300)         (2,763,079)                   0
    CLASS E                                         (905,615)                  0                    0
    INSTITUTIONAL CLASS                          (12,730,969)        (62,003,165)            (265,033)
    CLASS S/SERVICE CLASS                        (30,141,918)        (33,164,442)         (48,762,724)
  In excess of net investment income
    CLASS A                                                0                (293)                   0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                                    0             (14,701)                   0
    CLASS S/SERVICE CLASS                                  0              (4,695)                   0
  From realized gain on sale of
    investments
    CLASS A                                           (1,075)                  0                    0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                              (12,378)                  0                    0
    CLASS S/SERVICE CLASS                            (25,819)                  0                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            101,803,141         265,329,368                    0
  Reinvestment of dividends - Class A                117,496             303,969                    0
  Cost of shares redeemed - Class A              (89,139,342)       (211,928,115)                   0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            12,781,295          53,705,222                    0
  Proceeds from shares sold - Class E            892,833,080                   0                    0
  Reinvestment of dividends - Class E                      0                   0                    0
  Cost of shares redeemed - Class E              (72,176,053)                  0                    0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                           820,657,027                   0                    0
  Proceeds from shares sold -
    Institutional Class                          998,327,768       4,920,884,222          120,817,000
  Reinvestment of dividends -
    Institutional Class                              978,929           1,018,863                    0
  Cost of shares redeemed -
    Institutional Class                       (1,090,336,130)     (4,417,665,197)         (84,374,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (91,029,433)        504,237,888           36,443,000
  Proceeds from shares sold - Class
    S/Service Class                            2,043,006,993       3,893,787,080       20,388,947,721
  Reinvestment of dividends - Class
    S/Service Class                                  348,407             227,942                    0
  Cost of shares redeemed - Class
    S/Service Class                           (2,900,254,375)     (3,555,407,931)     (20,077,871,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS            (856,898,975)        338,607,091          311,076,721
INCREASE (DECREASE) IN NET ASSETS               (114,528,342)        896,569,784          347,519,721
NET ASSETS:
  Beginning net assets                         1,934,719,850       1,038,150,066          690,630,345
  ENDING NET ASSETS                          $ 1,820,191,508     $ 1,934,719,850     $  1,038,150,066
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  MONEY MARKET MUTUAL FUND
                                                ------------------------------------------
                                                                                   CLASS A
                                                ------------------------------------------
                                                      SIX       NINE
                                                   MONTHS     MONTHS       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                MARCH 31,  SEPT. 30,   DEC. 31,   DEC. 31,
                                                     1997   1996 (1)       1995       1994
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.02       0.03       0.05       0.04
  Net realized and unrealized gain (loss) on
    investments                                      0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.02       0.03       0.05       0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.02)     (0.03)     (0.05)     (0.04)
  Distributions from net realized gain               0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.02)     (0.03)     (0.05)     (0.04)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                      $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                      2.36 %     3.55 %     5.34 %     3.74 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $4,640,148 $3,799,908 $2,892,621 $2,343,942
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets          0.75 %     0.75 %     0.75 %     0.69 %
  Ratio of net investment income to average
    net assets                                     4.71 %     4.66 %     5.13 %     4.12 %
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses           0.90 %     0.88 %     0.83 %     0.89 %
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                         4.56 %     4.53 %     5.05 %     3.92 %
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.

The accompanying notes are an integral part of these financial statements.

---------------------
20

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         MONEY MARKET MUTUAL FUND (CONT.)
                              ---------------------------------------------------------------------------
                                   CLASS A (CONT.)   INSTITUTIONAL CLASS                          CLASS S
                              --------------------  --------------------  -------------------------------
                                               SIX        SIX                   SIX       NINE
                                   YEAR     MONTHS     MONTHS     PERIOD     MONTHS     MONTHS     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  MARCH 31,  SEPT. 30,  MARCH 31,  SEPT. 30,   DEC. 31,
                                   1993   1992 (2)       1997   1996 (3)       1997   1996 (1)   1995 (4)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.02       0.02       0.00       0.02       0.03       0.03
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.02       0.02       0.00       0.02       0.03       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.02)     (0.02)     (0.00)     (0.02)     (0.03)     (0.03)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.02)     (0.02)     (0.00)     (0.02)     (0.03)     (0.03)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                    2.70 %     1.50 %     2.38 %     0.29 %     2.02 %     3.03 %     2.73 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $317,474   $236,269     $9,332    $18,592   $707,781   $699,231   $618,899
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           0.58 %     0.20 %     0.73 %     0.74 %     1.43 %     1.42 %     1.43 %
  Ratio of net investment
    income to average net
    assets                       2.67 %     2.98 %     4.71 %     5.03 %     4.02 %     3.98 %     4.40 %
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       1.00 %     0.94 %     0.82 %     0.77 %     1.56 %     1.55 %     1.53 %
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                       2.25 %     2.24 %     4.62 %     5.00 %     3.89 %     3.85 %     4.30 %
---------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      PRIME MONEY MARKET
                                                                         MUTUAL FUND (1)
                                                                    --------------------
                                                                                 CLASS A
                                                                    --------------------
                                                                          SIX
                                                                       MONTHS       YEAR
                                                                        ENDED      ENDED
                                                                    MARCH 31,  SEPT. 30,
                                                                         1997   1996 (2)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $1.00      $1.00
                                                                    ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           0.02       0.05
  Net realized and unrealized gain (loss) on investments                 0.00       0.00
                                                                    ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                                         0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  (0.02)     (0.05)
  Distributions from net realized gain                                   0.00       0.00
                                                                    ---------  ---------
TOTAL FROM DISTRIBUTIONS                                                (0.02)     (0.05)
                                                                    ---------  ---------
NET ASSET VALUE, END OF PERIOD                                          $1.00      $1.00
                                                                    ---------  ---------
                                                                    ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                          2.49 %     5.09 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                   $277,044   $264,900
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                              0.55 %     0.55 %
  Ratio of net investment income to average net assets                 4.95 %     5.06 %
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                  0.75 %     0.68 %
Ratio of net investment income to average net assets prior to
  waived fees and reimbursed expenses                                  4.75 %     4.93 %
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
22

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ---------------------------------------------------------------------------
                                          INSTITUTIONAL CLASS                               SERVICE CLASS
                              -------------------------------  ------------------------------------------
                                    SIX                              SIX                              SIX
                                 MONTHS       YEAR     PERIOD     MONTHS       YEAR       YEAR     MONTHS
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              MARCH 31,  SEPT. 30,  SEPT. 30,  MARCH 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                                   1997       1996   1995 (3)       1997       1996       1995   1994 (4)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.05       0.01       0.03       0.05       0.05       0.02
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.05       0.01       0.03       0.05       0.05       0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.05)     (0.01)     (0.03)     (0.05)     (0.05)     (0.02)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.05)     (0.01)     (0.03)     (0.05)     (0.05)     (0.02)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                    2.64 %     5.39 %     5.65 %     2.54 %     5.19 %     5.60 %    3.71%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $538,195   $423,959    $30,606   $626,105   $740,760   $614,101   $565,305
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           0.25 %     0.25 %     0.26 %     0.45 %     0.45 %     0.41 %     0.41 %
  Ratio of net investment
    income to average net
    assets                       5.25 %     5.33 %     5.67 %     5.04 %     5.14 %     5.47 %     3.67 %
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       0.38 %     0.60 %     0.69 %     0.60 %     0.62 %     0.68 %     0.89 %
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                       5.12 %     4.98 %     5.24 %     4.89 %     4.97 %     5.20 %     3.19 %
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  PRIME MONEY MARKET        TREASURY MONEY
                                                     MUTUAL FUND (1)                MARKET
                                                             (CONT.)       MUTUAL FUND (2)
                                                --------------------  --------------------
                                                       SERVICE CLASS               CLASS A
                                                             (CONT.)  --------------------
                                                --------------------        SIX
                                                     YEAR       YEAR     MONTHS       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,
                                                     1994       1993       1997   1996 (3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.03       0.03       0.02       0.05
  Net realized and unrealized gain (loss) on
    investments                                      0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.03       0.03       0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.03)     (0.03)     (0.02)     (0.05)
  Distributions from net realized gain               0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.03)     (0.03)     (0.02)     (0.05)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                      $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                      3.00 %     3.32 %     2.42 %     4.95 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)               $527,599   $468,479    $66,486    $53,706
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets          0.41 %     0.41 %     0.55 %     0.55 %
  Ratio of net investment income to average
    net assets                                     2.96 %     3.27 %     4.81 %     4.96 %
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses           0.89 %     0.89 %     0.75 %     0.67 %
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                         2.48 %     2.79 %     4.61 %     4.84 %
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN U.S. TREASURY PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

---------------------
24

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            TREASURY MONEY MARKET MUTUAL FUND (2) (CONT.)
                              ---------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS                    SERVICE CLASS
                                CLASS E  -------------------------------  -------------------------------
                              ---------        SIX                              SIX
                                 PERIOD     MONTHS       YEAR     PERIOD     MONTHS       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,  MARCH 31,  SEPT. 30,  SEPT. 30,
                               1997 (4)       1997       1996   1995 (5)       1997       1996       1995
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.00       0.03       0.05       0.01       0.02       0.05       0.05
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.00       0.03       0.05       0.01       0.02       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              0.00      (0.03)     (0.05)     (0.01)     (0.02)     (0.05)     (0.05)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           0.00      (0.03)     (0.05)     (0.01)     (0.02)     (0.05)     (0.05)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     0.11%     2.58 %     5.26 %    5.51%**     2.47 %     5.03 %     5.42 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $820,657   $449,647   $540,689    $36,443   $483,401  $1,340,325 $1,001,707
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           0.65 %     0.25 %     0.25 %     0.26 %     0.45 %     0.45 %     0.42 %
  Ratio of net investment
    income to average net
    assets                       4.86 %     5.11 %     5.21 %     5.42 %     4.91 %     4.98 %     5.32 %
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       0.88 %     0.39 %     0.59 %     0.69 %     0.61 %     0.60 %     0.66 %
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                       4.63 %     4.97 %     4.87 %     4.99 %     4.75 %     4.83 %     5.08 %
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN U.S. TREASURY PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    TREASURY MONEY MARKET
                                                                  MUTUAL FUND (1) (CONT.)
                                                          -------------------------------
                                                                    SERVICE CLASS (CONT.)
                                                          -------------------------------
                                                                SIX
                                                             MONTHS       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  MARCH 31,  MARCH 31,
                                                           1994 (2)       1994       1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.02       0.03       0.03
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.02       0.03       0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.02)     (0.03)     (0.03)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.02)     (0.03)     (0.03)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                              3.75 %**     2.81 %     3.13 %
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $690,630   $654,950   $614,237
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    0.43 %     0.43 %     0.43 %
  Ratio of net investment income to average net assets       3.72 %     2.77 %     3.04 %
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                               0.90 %     0.90 %     0.91 %
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses               3.25 %     2.30 %     2.56 %
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN U.S. TREASURY PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
26

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Money Market Mutual, Prime Money Market Mutual, and Treasury Money Market Mutual Funds (the "Funds").

The Company changed its fiscal year-end from September 30 to March 31.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Prime Money Market Mutual and Treasury Money Market Mutual Funds prior to September 6, 1996 refers to the Predecessor Funds.

The Money Market Mutual Fund offers Class A, Institutional Class, and Class S shares. The Prime Money Market Mutual and Treasury Money Market Mutual Funds offer Class A, Institutional Class, and Service Class shares. Additionally, the Treasury Money Market Mutual Fund commenced offering Class E shares on March 24, 1997. The four classes of shares differ principally in the applicable distribution, transfer agency and share-

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
holder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, transfer agency and shareholder servicing fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating-and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Each Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are

---------------------
28

                                                   NOTES TO FINANCIAL STATEMENTS
treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Funds at March 31, 1997, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from each Fund's net investment income are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund of the Company is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The following funds had net capital loss carryforwards at December 31, 1996:

                                                                                         CAPITAL
                                                                               YEAR         LOSS
FUND                                                                        EXPIRES  CARRYFORWARD
------------------------------------------------------------------------------------------------
Money Market Mutual Fund                                                       2003   $  305,788
                                                                               2004      701,461
Prime Money Market Mutual Fund                                                 1998        1,928
                                                                               1999          525
                                                                               2000       60,951
                                                                               2001       56,414
                                                                               2002          622

Any loss carryforwards from Pacifica are included in the corresponding Stagecoach Fund's carryforwards as shown above. The Board of Directors intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Such expenses are being amortized by each Fund on a straight-line basis over 60 months from the date the Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of each Fund with WFB. Pursuant to the contracts, WFB has agreed to furnish to the Funds investment guidance and policy direction in connection with daily portfolio management. Under such contracts, WFB is entitled to be paid monthly advisory fees at the annual rate of 0.40% of the average daily net assets of the Money Market Mutual Fund and 0.25% of the average daily net assets of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

For the period from October 1, 1995 to March 31, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds were advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.30% of the first $500 million of each Fund's average daily net assets, 0.25% of the next $500 million, and 0.20% of each Fund's average daily net assets in excess of $1 billion. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo"); and FICM and First Interstate Bank of California ("FICAL") became indirect, wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

---------------------
30

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. For providing custody service, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets in excess of $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Prime Money Market Mutual and Treasury Money Market Mutual Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Funds and 0.02% of the average daily net assets of the Institutional Class and Class S shares of the Money Market Mutual Fund, the Institutional Class and Service Class shares of the Prime Money Market Mutual Fund, and the Class E, Institutional Class, and Service Class shares of the Treasury Money Market Mutual Fund. Prior to February 1, 1997, under a contract with the Money Market Mutual Fund, WFB was entitled to be paid a per account fee plus other related costs with a minimum monthly fee of $3,000 unless net assets of the Fund were under $20 million. For as long as the net assets remained under $20 million, a Fund would not be charged any transfer agency fees by WFB. Prior to February 1, 1997, under the contracts with the Prime Money Market Mutual and Treasury Money Market Mutual Funds, WFB was entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets attributable to the Class A shares, and 0.02% and 0.04% of average daily net assets attributable to Institutional Class and Service Class shares, respectively.

The transfer agency fees of the Funds for the six months ended March 31, 1997, were as follows:

                                                                                         TRANSFER
                                                                            TRANSFER  AGENCY FEES
                                              TRANSFER     TRANSFER      AGENCY FEES     CLASS S/
                                           AGENCY FEES  AGENCY FEES    INSTITUTIONAL      SERVICE
FUND                                           CLASS A      CLASS E            CLASS        CLASS
-------------------------------------------------------------------------------------------------
Money Market Mutual Fund                    $1,442,326          N/A          $ 2,633     $242,333
Prime Money Market Mutual Fund                 113,094          N/A           52,819      117,918
Treasury Money Market Mutual Fund               22,176       $3,729           49,802      209,300

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

For the period from October 1, 1995 to September 5, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds retained Furman Selz LLC ("Furman Selz") to perform transfer agency services.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.30% of the Class A shares of the Money Market Mutual Fund's average daily net assets, 0.25% of the average daily net assets attributable to Class A shares of the Prime Money Market Mutual Fund, Class A and Class E shares of the Treasury Money Market Mutual Fund, and the Institutional Class and Class S shares of the Money Market Mutual Fund, and 0.20% of the average daily net assets attributable to the Service Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

The shareholder servicing fees of the Funds for the six months ended March 31, 1997, were as follows:

                                                                                  SHAREHOLDER
                                                                                    SERVICING
                                     SHAREHOLDER   SHAREHOLDER      SHAREHOLDER          FEES
                                       SERVICING     SERVICING   SERVICING FEES      CLASS S/
                                            FEES          FEES    INSTITUTIONAL       SERVICE
FUND                                     CLASS A       CLASS E            CLASS         CLASS
---------------------------------------------------------------------------------------------
Money Market Mutual Fund             $ 6,287,325           N/A          $14,717   $   892,936
Prime Money Market
 Mutual Fund                             353,671           N/A              N/A       692,898
Treasury Money Market
 Mutual Fund                              68,907    $   46,608              N/A     1,230,129

The shareholder servicing fees of the Funds for the periods ended September 30, 1996, were as follows:

                                                                                  SHAREHOLDER
                                                                    SHAREHOLDER     SERVICING
                                                      SHAREHOLDER     SERVICING          FEES
                                                        SERVICING          FEES      CLASS S/
                                                             FEES  INSTITUTIONAL      SERVICE
FUND                                                      CLASS A         CLASS         CLASS
---------------------------------------------------------------------------------------------
Money Market Mutual Fund*                             $ 7,257,001   $     2,443   $ 1,176,803
Prime Money Market Mutual Fund**                          801,388     1,652,003       882,301
Treasury Money Market Mutual Fund**                       153,899     1,432,124     3,022,260

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Prime Money Market Mutual and Treasury Money Market Mutual Funds, such as maintain-

---------------------
32

                                                   NOTES TO FINANCIAL STATEMENTS
ing shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the average daily net assets of the Funds' shares owned by shareholders with whom the Service Organization had a servicing relationship.

Subject to the overall supervision of the Company's Board of Directors, WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with supervisory, administrative and distribution services. For these administrative services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets. Prior to February 1, 1997, Stephens provided substantially the same services as sole administrator to the Funds. Under the previous agreements, Stephens was entitled to receive a monthly fee at the annual rate of 0.03% of the average daily net assets of the Money Market Mutual Fund and 0.05% of the average daily net assets of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

For the period from April 15, 1996 to September 5, 1996, Furman Selz provided administrative services for the operation of the Prime Money Market Mutual and Treasury Money Market Mutual Funds. As compensation for such services, each Fund paid Furman Selz an annual fee, payable monthly, of up to 0.15% of the average daily net assets of the Fund. For the period from October 1, 1995 to April 15, 1996, The Dreyfus Corporation ("Dreyfus") provided administrative services for the operation of the Prime Money Market Mutual and Treasury Money Market Mutual Funds. As compensation for such services, the Funds paid Dreyfus an annual fee, payable monthly, of up to 0.10% of the average daily net assets of the Funds.

The Company has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A shares of the Funds, Class S shares of the Money Market Mutual Fund and Class E shares of the Treasury Money Market Mutual Fund. The Distribution Plan for the Class A shares of the Funds provides that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A shares of the Funds. Each Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The separate Class S Distribution Plan for the Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class S shares. Distribution fees for the periods listed below for the Money Market Mutual Fund were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
                                                                           FEES            FEES
PERIOD                                                                  CLASS A         CLASS S
-----------------------------------------------------------------------------------------------
For the Six Months Ended March 31, 1997                           $     419,154   $   2,678,807
For the Nine Months Ended September 30, 1996                            480,748       3,587,118

The separate Class E Distribution Plan for the Treasury Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class E shares. Distribution fees for the Treasury Money Market Mutual Fund for the six months ended March 31, 1997, were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
                                                                           FEES            FEES
FUND                                                                    CLASS A         CLASS E
-----------------------------------------------------------------------------------------------
Treasury Money Market Mutual Fund                                  $     13,781    $     46,608

For the period from October 1, 1995 to September 5, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds had adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. The Plans provided for payments by each Fund equal to 0.05% of the average daily net assets of the Class A shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

FEES WAIVED

All amounts shown as waived fees and reimbursed expenses on the Statements of Operations for the six months ended March 31, 1997 were waived and/or reimbursed by WFB. The following amounts of fees were waived for the periods ended September 30, 1996.

                                                                        FEES WAIVED  FEES WAIVED
FUND                                                                         BY FIB       BY WFB
------------------------------------------------------------------------------------------------
Money Market Mutual Fund*                                                       N/A  $ 3,884,553
Prime Money Market Mutual Fund**                                        $ 1,553,968    1,347,246
Treasury Money Market Mutual Fund**                                       2,173,591    1,877,973

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

---------------------
34

                                                   NOTES TO FINANCIAL STATEMENTS

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens have each agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total fund operating expenses do not exceed, on an annual basis, 0.55%, 0.45% and 0.25% of the average daily net assets attributable to the Class A, Service Class, and Institutional Class shares, respectively, of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, and 0.73% of the average net assets attributable to the Institutional Class shares of the Money Market Mutual Fund through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. At March 31, 1997, Stephens owned 11,996 shares of the Money Market Mutual Fund, 76 shares of the Prime Money Market Mutual Fund and 76 shares of the Treasury Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1997, there were 91 billion shares of $.001 par value capital stock authorized by the Company. At March 31, 1997, the Prime Money Market Mutual and Treasury Money Market Mutual Funds were authorized to issue 5 billion shares of $.001 par value capital stock for each class of shares. The Money Market Mutual Fund was authorized to issue 10 billion Class A shares, 5 billion Institutional Class shares and 5 billion Class S shares of $0.001 par value capital stock for each class of shares.

Capital share transactions for the Funds were as follows:

                                                                     MONEY MARKET MUTUAL FUND
                                            -------------------------------------------------

                                                                FOR THE NINE
                                                FOR THE SIX     MONTHS ENDED          FOR THE
                                               MONTHS ENDED   SEPT. 30, 1996  YEAR ENDED DEC.
                                             MARCH 31, 1997              (1)         31, 1995
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                      1,566,357,293    2,061,102,906    2,284,460,229
  Shares issued in reinvestment of
    dividends -- Class A                         93,188,134      111,610,934      146,963,258
  Shares redeemed -- Class A                   (819,490,109)  (1,266,036,895)  (1,881,762,423)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                         840,055,318      906,676,945      549,661,064
  Shares sold -- Institutional Class              2,187,477       19,474,700              N/A
  Shares issued in reinvestment of
    dividends -- Institutional Class                279,884                0              N/A
  Shares redeemed -- Institutional Class        (11,728,407)        (890,817)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS              (9,261,046)      18,583,883              N/A
  Shares sold -- Class S                        813,386,639    1,063,771,625    1,211,984,821
  Shares issued in reinvestment of
    dividends -- Class S                         14,334,388       19,240,628       10,735,964
  Shares redeemed -- Class S                   (819,204,427)  (1,002,807,161)    (603,622,562)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS S                           8,516,600       80,205,092      619,098,223

(1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

---------------------
36

                                                   NOTES TO FINANCIAL STATEMENTS

                                                              PRIME MONEY MARKET MUTUAL FUND
                                          --------------------------------------------------
                                             FOR THE SIX            FOR THE          FOR THE
                                            MONTHS ENDED         YEAR ENDED       YEAR ENDED
                                          MARCH 31, 1997     SEPT. 30, 1996   SEPT. 30, 1995
--------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     332,735,076        831,632,592              N/A
  Shares issued in reinvestment of
    dividends -- Class A                         240,495            916,433              N/A
  Shares redeemed -- Class A                (320,827,816)      (567,563,822)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       12,147,755        264,985,203              N/A
  Shares sold -- Institutional Class       1,593,660,723      5,079,737,453      104,661,000
  Shares issued in reinvestment of
    dividends -- Institutional Class           1,847,923            176,187                0
  Shares redeemed -- Institutional Class  (1,481,265,875)    (4,686,437,789)     (74,055,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS          114,242,771        393,475,851       30,606,000
  Shares sold -- Service Class             1,211,658,277      2,007,890,215    8,252,511,223
  Shares issued in reinvestment of
    dividends -- Service Class                    90,409            117,361                0
  Shares redeemed -- Service Class        (1,326,393,380)    (1,881,188,709)  (8,203,819,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS               (114,644,694)       126,818,867       48,692,223

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                               TREASURY MONEY MARKET MUTUAL FUND
                                          ------------------------------------------------------
                                               FOR THE SIX            FOR THE            FOR THE
                                              MONTHS ENDED         YEAR ENDED         YEAR ENDED
                                            MARCH 31, 1997     SEPT. 30, 1996     SEPT. 30, 1995
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       101,803,385        265,329,368                N/A
  Shares issued in reinvestment of
    dividends -- Class A                           117,496            303,969                N/A
  Shares redeemed -- Class A                   (89,139,342)      (211,928,115)               N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                         12,781,539         53,705,222                N/A
  Shares sold -- Class E                       892,833,080                N/A                N/A
  Shares issued in reinvestment of
    dividends -- Class E                                 0                N/A                N/A
  Shares redeemed -- Class E                   (72,176,053)               N/A                N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS E                        820,657,027                N/A                N/A
  Shares sold -- Institutional Class           998,327,613      4,920,884,222        120,817,000
  Shares issued in reinvestment of
    dividends -- Institutional Class               978,929          1,018,863                  0
  Shares redeemed -- Institutional Class    (1,090,336,130)    (4,417,665,197)       (84,374,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS            (91,029,588)       504,237,888         36,443,000
  Shares sold -- Service Class               2,043,006,904      3,893,787,080     20,388,947,721
  Shares issued in reinvestment of
    dividends -- Service Class                     348,407            227,942                  0
  Shares redeemed -- Service Class          (2,900,254,375)    (3,555,407,931)   (20,077,871,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                 (856,899,064)       338,607,091        311,076,721

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38

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Mutual Fund, Prime Money Market Mutual Fund, and Treasury Money Market Mutual Fund (three of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1997, and the related statements of operations of the Money Market Mutual Fund for the six months ended March 31, 1997, and the nine months ended September 30, 1996, and the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund for the six months ended March 31, 1997, and the year ended September 30, 1996, the statements of changes in net assets of the Money Market Mutual Fund for the six months ended March 31, 1997, the nine months ended September 30, 1996, and the year ended December 31, 1995, and the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund for the six months ended March 31, 1997, and the year ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

                                                           ---------------------
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40

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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42

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SCF 082 (5/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds